PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES

	As of December 31,
	2024	2025
	HK$	HK$

Current
Prepaid introduction fees	-	3,140,268
Prepaid rent and management fees	240,340	238,436
Prepaid system and subscription fees	10,000	17,000
Prepaid consultancy services	15,000	25,000
Others	11,088	77,820
	276,428	3,498,524
Non-current
Prepaid introduction fees	-	808,578